Debt - Small Business Administration Loan (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Loan proceeds		$ 0	$ 219,471	$ 21,362
PPP loan
Debt Instrument [Line Items]
Loan proceeds	$ 10,000